NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS
NOTE 2:  NEW ACCOUNTING PRONOUNCEMENTS

In January 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-04 – Receivables-Troubled Debt Restructurings by Creditors (Subtopic 310-40).  Topic 310-40 provides guidance on situations in which a creditor obtains one or more collateral assets in satisfaction of all or part of the receivable.  That guidance indicates that a creditor should reclassify a collateralized mortgage loan such that the loan should be derecognized and the collateral asset recognized when it determines that there has been in substance a repossession or foreclosure by the creditor, that is, the creditor receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place. However, the terms in substance repossession or foreclosure and physical possession are not defined in the accounting literature and there is diversity about when a creditor should derecognize the loan receivable and recognize the real estate property. That diversity has been highlighted by recent extended foreclosure timelines and processes related to residential real estate properties. The amendments in this Update apply to all creditors who obtain physical possession (resulting from an in substance repossession or foreclosure) of residential real estate property collateralizing a consumer mortgage loan in satisfaction of a receivable and are effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014.  The Company does not expect a material impact on its consolidated statements of condition, results of operations, or cash flows.